Note 6 - Property, Plant and Equipment	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Property, Plant, and Equipment [Text Block]

6.   PROPERTY, PLANT AND EQUIPMENT

At March 31, 2026, the Company's construction in process balance of approximately $0.9 million consisted primarily of $0.6 million associated with a building expansion at the Sinton, TX facility. The remaining balance consists of smaller projects among our facilities.

Depreciation expense was approximately $3.7 million and $3.2 million for fiscal 2026 and fiscal 2025, respectively.